Liability Related to Warrants - Summary of Outstanding Warrants (Details)			12 Months Ended
	Feb. 19, 2021 shares $ / shares	Oct. 22, 2020 shares $ / shares	Mar. 31, 2021 Warrant $ / shares
Disclosure Of Liability Related To Warrants [Line Items]
Number of warrants | Warrant			17,407,401
Warrants exercise price			$ 2.25
Warrants 2020
Disclosure Of Liability Related To Warrants [Line Items]
Date of issuance			Oct. 22, 2020
Number of warrants		10,532,401	10,532,401
Warrants exercise price		$ 2.25	$ 2.25
Warrants expiring date		Oct. 22, 2025	Oct. 22, 2025
Warrants 2021
Disclosure Of Liability Related To Warrants [Line Items]
Date of issuance			Feb. 19, 2021
Number of warrants	6,875,000		6,875,000
Warrants exercise price	$ 2.25		$ 2.25
Warrants expiring date	Aug. 19, 2026		Aug. 19, 2026